Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Payments under Noncancelable Operating Leases
Operating Leases
Remaining three months of fiscal year 2015	$178
2016	682
2017	643
2018	618
2019	682
Total minimum lease payments	$2,803

Operating
leases
2015	$689
2016	674
2017	616
2018	560
2019	624
Total minimum lease payments	$3,163